Segmented Reporting (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Segmented Reporting [Abstract]
Disclosure and detailed information about revenue from segments
As at and for the year ended December 31, 2021

	GK Mine	KNP	Total

Sales	$308,723	$-	$308,723

Cost of sales:

Production costs	140,099	-	140,099

Cost of acquired diamonds	15,723	-	15,723

Depreciation and depletion	39,173	-	39,173

Earnings from mine operations	113,728	-	113,728

Impairment reversal on property, plant and equipment	(240,593)	-	(240,593)

Exploration and evaluation expenses	604	4,943	5,547

Selling, general and administrative expenses	13,816	42	13,858

Operating income (loss)	339,901	(4,985)	334,916

Net finance expenses	(40,367)	(6)	(40,373)

Other income	-	143	143

Derivative losses	(67)	-	(67)

Foreign exchange gains	2,268	-	2,268

Net income (loss) before taxes	$301,735	$(4,848)	$296,887

Total assets	$705,465	$172,032	$877,497

Total liabilities	$523,397	$3,365	$526,762
As at and for the year ended December 31, 2020

	GK Mine	KNP	Total

Sales	$ 226,993	$-	$ 226,993

Cost of sales:

Production costs	153,679	-	153,679

Cost of acquired diamonds	11,088	-	11,088

Depreciation and depletion	63,711	-	63,711

Loss from mine operations	(1,485)	-	(1,485)

Impairment loss on property, plant and equipment	217,366	-	217,366

Exploration and evaluation expenses	1,076	2,731	3,807

Selling, general and administrative expenses	13,110	43	13,153

Operating loss	(233,037)	(2,774)	(235,811)

Net finance expenses	(39,920)	(77)	(39,997)

Derivative gains	127	-	127

Foreign exchange gains	12,252	-	12,252

Net loss before taxes	$ (260,578)	$ (2,851)	$ (263,429)

Total assets	$ 424,272	$ 171,057	$ 595,329

Total liabilities	$ 519,074	$ 2,555	$521,629